DISCONTINUED OPERATIONS - Additional information (Details) - Mining pool operation - Discontinued Operations $ / shares in Units, $ in Thousands	1 Months Ended
	Oct. 31, 2024 USD ($) item	Feb. 29, 2024 USD ($) $ / shares	Jan. 31, 2024 USD ($)	Dec. 28, 2023 USD ($)
ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Consideration			$ 2,000	$ 5,000
Initial payment				3,000
Second payment				1,000
Third payment				$ 1,000
Consideration by retaining		71.37
Fair value of retained bitcoins		$ 3,000
Price per bitcoin | $ / shares		$ 42
Proceeds from second payment	$ 1,000
USDT
ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Proceeds from second payment in the form of cryptocurrency | item	1,000,000